Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Sunshine Biopharma, Inc.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6500 Trans-Canada Highway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Pointe-Claire
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H9R 0A5
City Area Code	514
Local Phone Number	426-6161
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false